Supplemental Cash Flow Information - Schedule of Interest Paid, Net of interest Received (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Information - Schedule of Interest Paid, Net of interest Received (Details) [Line Items]
Interest paid	$ (231,316)	$ (271,925)	$ (184,776)
Interest received	69,721	62,664	21,663
Interest paid, net of interest received	$ (161,595)	$ (209,261)	$ (163,113)